Subsequent Events (Details) - Subsequent Events - shares			1 Months Ended
	Nov. 30, 2021	May 31, 2021	Apr. 30, 2021
2017 Plan
Subsequent Events
Number of shares			1,307,000
Term year			10 years
Dividend Percentage	8.00%	9.00%
Dividend, common shares	100	100
Covered Employees
Subsequent Events
Common shares			1,326,591
Covered Employees | Maximum
Subsequent Events
Common shares			1,901,994
Covered Employees | Minimum
Subsequent Events
Common shares			575,403
Stock Dividend
Subsequent Events
Common shares			400,000
Common shares			425,000